Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Variable lease costs	$ 0
Operating lease costs	$ 8,231	$ 4,710	$ 3,760
Minimum
Lessee, Lease, Description [Line Items]
Remaining terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining terms	5 years